UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund:  BlackRock Pacific Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Pacific Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 14.7%
AGL Energy Ltd.	368,150	$5,183,280
AMP Ltd.	734,557	3,255,971
BHP Billiton PLC	24,904	321,804
Coca-Cola Amatil Ltd.	60,708	411,079
Commonwealth Bank of Australia	85,221	4,885,643
Incitec Pivot Ltd.	1,374,664	3,355,002
Lend Lease Group (a)	79,879	848,004
Macquarie Group Ltd.	21,985	1,112,752
Newcrest Mining Ltd. (b)	194,468	2,516,604
Orora Ltd.	913,595	1,748,754
Ramsay Health Care Ltd.	61,086	2,868,138
Spotless Group Holdings Ltd.	1,173,835	1,136,631
Star Entertainment Group Ltd.	625,647	2,721,011
Telstra Corp. Ltd.	328,606	1,341,032
Westpac Banking Corp.	115,045	2,672,160

		34,377,865
China — 11.7%
3SBio, Inc. (b)(c)(d)	2,148,494	2,900,763
Air China Ltd., Class H	1,768,978	1,255,388
Alibaba Group Holding Ltd. - SP ADR (b)	30,167	2,384,098
China Coal Energy Co. Ltd., Class H	498,000	206,615
China Longyuan Power Group Corp., Class H	3,723,000	2,755,162
China Petroleum & Chemical Corp., Class H	4,726,000	3,070,017
Guangzhou R&F Properties Co. Ltd., Class H	2,180,400	3,124,329
JD.com, Inc., ADR (b)	82,738	2,192,557
Li Ning Co. Ltd. (b)	4,259,582	1,972,622
PetroChina Co. Ltd., Class H	4,222,000	2,794,349
Tencent Holdings Ltd.	236,700	4,839,180

		27,495,080
Hong Kong — 6.8%
AIA Group Ltd.	595,600	3,385,402
China Resources Land Ltd.	811,333	2,081,555
CK Hutchison Holdings Ltd.	224,240	2,913,334
Cowell e Holdings, Inc. (b)(d)	1,539,000	630,207
HSBC Holdings PLC	209,200	1,301,193
Sands China Ltd.	872,400	3,561,493
Techtronic Industries Co.	463,500	1,836,149

		15,709,333
India — 6.0%
Axis Bank Ltd.	162,952	1,092,585
Bharti Infratel Ltd.	318,211	1,835,300
Hero MotoCorp Ltd.	109,801	4,883,288
JSW Energy Ltd.	962,896	1,009,419
NTPC Ltd.	2,441,441	4,748,587
Suzlon Energy Ltd. (b)	2,048,763	439,044

Common Stocks	Shares	Value
India (continued)
UPL Ltd.	10,079	$72,720

		14,080,943
Indonesia — 3.2%
Bank Negara Indonesia (Persero) Tbk PT	8,019,700	3,143,949
Hanjaya Mandala Sampoerna Tbk PT	214,900	1,593,853
Perusahaan Gas Negara Persero Tbk	13,363,400	2,634,084

		7,371,886
Japan — 38.6%
Astellas Pharma, Inc.	226,800	3,014,058
Bank of Yokohama Ltd.	515,000	2,317,112
Calbee, Inc.	106,200	4,213,665
Denki Kagaku Kogyo KK	954,000	3,922,209
Glory Ltd.	33,800	1,148,003
Gulliver International Co. Ltd.	224,100	2,788,577
Hoya Corp.	67,000	2,546,711
Hulic Co. Ltd.	240,200	2,290,297
Japan Post Holdings Co. Ltd.	64,500	862,777
Japan Tobacco, Inc.	50,100	2,085,294
JX Holdings, Inc.	1,440,600	5,546,830
KDDI Corp.	147,800	3,943,417
Mitsubishi Estate Co. Ltd.	98,000	1,818,875
Mitsubishi UFJ Financial Group, Inc.	1,052,300	4,875,942
Namco Bandai Holdings, Inc.	183,700	4,004,366
Nippon Paint Holdings Co. Ltd.	155,500	3,439,513
Nippon Shokubai Co. Ltd.	68,400	3,484,209
Nippon Steel & Sumitomo Metal Corp.	119,300	2,287,178
ORIX Corp.	417,500	5,946,539
Pigeon Corp.	80,000	2,084,556
Rengo Co. Ltd.	444,000	2,240,389
Rinnai Corp.	24,200	2,137,788
Ryohin Keikaku Co. Ltd.	18,100	3,823,996
SCSK Corp.	114,200	4,464,056
Seven & i Holdings Co. Ltd.	81,600	3,476,784
Shionogi & Co. Ltd.	70,100	3,294,783
Skylark Co. Ltd.	156,800	2,069,324
Taisei Corp.	289,000	1,908,460
Takashimaya Co. Ltd.	280,000	2,340,462
Toyota Motor Corp.	37,200	1,972,917

		90,349,087
Philippines — 0.5%
Metropolitan Bank & Trust Co.	658,730	1,179,362
South Korea — 7.3%
LG Household & Health Care Ltd.	3,508	2,900,617
POSCO	14,668	2,798,037
Samsung Electronics Co. Ltd.	4,400	5,049,468

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Common Stocks	Shares	Value
South Korea (continued)
Shinhan Financial Group Co. Ltd.	105,306	$3,706,754
SK Hynix, Inc.	110,320	2,715,820

		17,170,696
Taiwan — 3.7%
Phison Electronics Corp.	234,000	1,904,878
Silicon Motion Technology Corp. - ADR	64,202	2,491,679
Taiwan Semiconductor Manufacturing Co. Ltd.	854,000	4,259,609

		8,656,166
Thailand — 1.1%
Advanced Info Service PCL - NVDR	510,300	2,638,877
Total Common Stocks - 93.6%		219,029,295

Participation Notes	Par
China — 0.8%
Deutsche Bank AG (Wuliangye Yibin Ltd.), due 3/06/17 (b)	$433,400	1,883,678
South Korea — 0.8%
Citigroup Global Markets Holdings, Inc. (Shinhan Financial Group Co. Ltd.), due 1/15/20 (b)	52,115	1,845,625
Total Participation Notes - 1.6%		3,729,303

Preferred Stock	Shares
China — 0.7%
Xiaoju Kuaizhi, Inc., Series A-17, 0.00% (Acquired 7/28/15, cost $1,202,337), 0.00%	43,839	1,668,951
Total Preferred Securities - 0.7%		1,668,951
Total Long-Term Investments (Cost — $207,837,625) — 95.9%		224,427,549

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.27% (e)(f)	9,247,929	9,247,929

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)(g)	$3,429	$3,428,878
Total Short-Term Securities (Cost — $12,676,807) — 5.4%		12,676,807
Total Investments (Cost — $220,514,432*) — 101.3%		237,104,356
Liabilities in Excess of Other Assets — (1.3)%		(2,961,903)

Net Assets — 100.0%		$234,142,453

*	As of March 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$223,748,660

Gross unrealized appreciation	$26,072,631
Gross unrealized depreciation	(12,716,935)

Net unrealized appreciation	$13,355,696

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2016	2

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security, or a portion of security, is on loan.
(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Net Income
BlackRock Liquidity Funds, TempCash, Institutional Class	2,534,866	6,713,063	9,247,929	$ 5,314
BlackRock Liquidity Series, LLC, Money Market Series	5,162,036	(1,733,159)	3,428,877	32,628
Total				$ 37,942

(f)	Current yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
TWD	Taiwan Dollar
USD	United States Dollar

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$ 34,377,865	—	$ 34,377,865
China	$ 4,576,655	22,918,425	—	27,495,080
Hong Kong	—	14,408,140	—	14,408,140
India	—	14,080,943	—	14,080,943
Indonesia	—	7,371,886	—	7,371,886
Japan	—	90,349,087	—	90,349,087
Philippines	—	1,179,362	—	1,179,362
South Korea	—	17,170,696	—	17,170,696
Taiwan	2,491,679	6,164,487	—	8,656,166
Thailand	—	2,638,877	—	2,638,877
United Kingdom	—	1,301,193	—	1,301,193
Participation Notes	—	3,729,303	—	3,729,303
Preferred Stock	—	—	$ 1,668,951	1,668,951
Money Market	9,247,929	3,428,878	—	12,676,807
Total	$ 16,316,263	$ 219,119,142	$ 1,668,951	$ 237,104,356

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2016	4

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$ 2,947	—	—	$ 2,947
Liabilities:
Collateral on securities loaned at value	—	$ (3,428,878)	—	(3,428,878)
Total	$ 2,947	$ (3,428,878)	—	$ (3,425,931)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2016	5

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date:	May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date:	May 23, 2016